Accounts And Notes Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts And Notes Receivable, Net [Abstract]
Receivables from franchisees	$ 52,475	$ 38,079
Debit and credit card receivables	39,098	45,223
Meal voucher receivables	14,375	16,800
Notes receivable	9,846	8,939
Allowance for doubtful accounts	(5,098)	(4,022)
Accounts and notes receivable, Net	$ 110,696	$ 105,019